Unaudited Interim Condensed Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,240)	$ (6,184)
Adjustments to reconcile net loss to net cash provided by operating activities:
Depreciation	67	25
Increase (decrease) in other current assets	(19)	237
Increase (decrease) in trade accounts payable	(19)	(3)
Increase (decrease) in other accounts payable	112	156
Increase (decrease) in inventory	(376)
Share based compensation	1,028	1,017
Issuance of ordinary shares - advisor fees	62
Change in fair market value of financial liabilities at fair market value	539	3
Decrease (increase) in right of use assets	(5)	(40)
Prepayments of lease liabilities	(6)	(7)
Net cash used in operating activities	(4,857)	(4,796)
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchase of property, plant and equipment	(2)	(199)
Change in deposits, net	(1,388)	1,538
Change in restricted deposits	1	(2)
Net cash provided by (used in) investing activities	(1,389)	1,337
CASH FLOWS FROM FINANCING ACTIVITIES:
Issuance of ordinary shares and pre-funded warrants, net	4,753
Exercise of option	2
Net cash provided by financing activities	4,755
Net decrease in cash and cash equivalents and restricted cash	(1,491)	(3,459)
Cash, cash equivalents and restricted cash at the beginning of the period	5,130	6,839
Cash, cash equivalents and restricted cash at the end of the period	3,639	3,380
Share based compensation- placement agent warrants against additional paid in capital (Note 5)	202
Interest paid	$ 38	$ 50